INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Intangible assets
Intangible assets other than goodwill	$ 67,342,362	$ 35,333,464	$ 39,616,426
Gross carrying amount
Intangible assets
Intangible assets other than goodwill	78,019,203	42,832,837	45,848,737	$ 29,155,315
Property, plant and equipment depreciation
Intangible assets
Intangible assets other than goodwill	$ (10,676,841)	$ (7,499,373)	$ (6,232,311)	$ (2,497,970)